Consumer Advances Receivable, net (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of period	26,397	2,783
Provisions made for credit losses	35,072	31,004	2,559
Charge-offs	(52,320)	(7,408)
Effect of foreign exchange translation	686	18
Balance, end of period	9,835	26,397	2,783